Expense Example {- Fidelity® Growth & Income Portfolio} - 07.31 Fidelity Growth & Income Portfolio Retail PRO-06 - Fidelity® Growth & Income Portfolio - Fidelity® Growth & Income Portfolio	Sep. 29, 2021 USD ($)
Expense Example:
1 year	$ 60
3 years	189
5 years	329
10 years	$ 738